Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Investor Freedom® 2020 Portfolio
September 30, 2022
VIPIFF2020-NPRT3-1122
1.822895.117
Domestic Equity Funds - 23.7%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	198,701	7,435,390
VIP Equity-Income Portfolio Investor Class (a)	320,106	7,003,912
VIP Growth & Income Portfolio Investor Class (a)	394,744	8,613,313
VIP Growth Portfolio Investor Class (a)	148,588	10,502,210
VIP Mid Cap Portfolio Investor Class (a)	69,690	2,152,024
VIP Value Portfolio Investor Class (a)	334,475	5,084,019
VIP Value Strategies Portfolio Investor Class (a)	190,663	2,505,307
TOTAL DOMESTIC EQUITY FUNDS (Cost $31,776,167)		43,296,175

International Equity Funds - 24.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	2,023,578	17,807,485
VIP Overseas Portfolio Investor Class (a)	1,448,028	27,324,289
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $46,038,445)		45,131,774

Bond Funds - 49.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,579,936	24,844,786
Fidelity International Bond Index Fund (a)	715,119	6,321,649
Fidelity Long-Term Treasury Bond Index Fund (a)	720,536	7,457,549
VIP High Income Portfolio Investor Class (a)	682,520	3,037,215
VIP Investment Grade Bond II Portfolio - Investor Class (a)	5,251,130	48,835,508
TOTAL BOND FUNDS (Cost $98,966,354)		90,496,707

Short-Term Funds - 2.1%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 2.69% (a)(b) (Cost $3,934,961)	3,934,961	3,934,961

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $180,715,927)	182,859,617
NET OTHER ASSETS (LIABILITIES) - 0.0%	3,450
NET ASSETS - 100.0%	182,863,067

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	26,202,138	7,446,261	5,000,822	-	(166,086)	(3,636,705)	24,844,786
Fidelity International Bond Index Fund	4,936,522	3,375,904	1,228,195	27,966	(83,851)	(678,731)	6,321,649
Fidelity Long-Term Treasury Bond Index Fund	7,553,797	4,142,500	1,686,382	136,384	(127,016)	(2,425,350)	7,457,549
VIP Contrafund Portfolio Investor Class	11,002,491	2,016,891	2,227,099	100,073	(206,509)	(3,150,384)	7,435,390
VIP Emerging Markets Portfolio Investor Class	25,993,607	4,119,302	4,726,163	-	(577,849)	(7,001,412)	17,807,485
VIP Equity-Income Portfolio Investor Class	11,636,954	798,824	3,934,629	14,397	208,865	(1,706,102)	7,003,912
VIP Government Money Market Portfolio Investor Class 2.69%	11,023,062	3,494,077	10,582,178	16,165	-	-	3,934,961
VIP Growth & Income Portfolio Investor Class	13,247,011	1,446,210	4,343,465	24,788	1,103,254	(2,839,697)	8,613,313
VIP Growth Portfolio Investor Class	11,252,966	5,764,658	2,789,350	511,446	(246,293)	(3,479,771)	10,502,210
VIP High Income Portfolio Investor Class	5,031,393	122,072	1,505,227	1,887	(181,025)	(429,998)	3,037,215
VIP Investment Grade Bond II Portfolio - Investor Class	-	59,717,120	6,983,787	-	(231,699)	(3,666,126)	48,835,508
VIP Investment Grade Bond Portfolio Investor Class	68,956,166	6,951,758	67,200,115	3,139,141	(6,376,527)	(2,331,282)	-
VIP Mid Cap Portfolio Investor Class	3,228,085	456,883	789,542	72,235	(60,743)	(682,659)	2,152,024
VIP Overseas Portfolio Investor Class	39,251,483	9,029,863	6,442,561	295,417	(625,445)	(13,889,051)	27,324,289
VIP Value Portfolio Investor Class	8,527,339	651,289	3,007,368	107,766	400,966	(1,488,207)	5,084,019
VIP Value Strategies Portfolio Investor Class	4,179,703	235,624	1,268,194	34,708	254,014	(895,840)	2,505,307
	252,022,717	109,769,236	123,715,077	4,482,373	(6,915,944)	(48,301,315)	182,859,617

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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